Revenue, operating profit and segment analysis - Summary of analysis by business segment expenditure (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of operating segments
Expenditure on acquired goodwill and intangible assets	£ 394	£ 287	£ 997
Capital expenditure additions	439	339	364
Amortisation of acquired intangible assets	296	298	376
Total depreciation and other amortisation	491	487	529
Share of joint ventures' amortisation of acquired intangible assets	2	1	0
Risk
Disclosure of operating segments
Expenditure on acquired goodwill and intangible assets	155	208	822
Capital expenditure additions	122	83	93
Amortisation of acquired intangible assets	204	186	192
Total depreciation and other amortisation	94	93	98
Scientific, technical & medical
Disclosure of operating segments
Expenditure on acquired goodwill and intangible assets	206	58	169
Capital expenditure additions	103	87	94
Amortisation of acquired intangible assets	60	63	65
Total depreciation and other amortisation	119	144	148
Legal
Disclosure of operating segments
Expenditure on acquired goodwill and intangible assets	33	12
Capital expenditure additions	186	145	153
Amortisation of acquired intangible assets	12	27	68
Total depreciation and other amortisation	229	220	210
Exhibitions
Disclosure of operating segments
Expenditure on acquired goodwill and intangible assets		9	6
Capital expenditure additions	28	24	24
Amortisation of acquired intangible assets	20	22	51
Total depreciation and other amortisation	49	30	73
Share of joint ventures' amortisation of acquired intangible assets	£ 1	£ 1	£ 0